Expenses By Nature (Tables)	3 Months Ended
Mar. 31, 2021
Replacement Options [Member]
Schedule of Cost of Sales
(a)	Cost of sales consist of the following:

	Three months ended
	March 31	March 31
	2021	2020
	$	$
Direct mining and milling costs (1)	6,456	5,562
Changes in inventories (2)	(303)	(317)
Depletion and amortization	1,790	1,269
Toll milling costs	-	234
Cost of sales	7,943	6,748

(1)	Direct mining and milling costs include personnel, general and administrative, fuel, electricity, maintenance and repair costs as well as operating supplies, external services and transport fees.

(2)	Changes in inventories reflect the net cost of ore and concentrate (i) sold during the current period but produced in a previous period (an addition to direct mining and milling costs) or (ii) produced but not sold in the current period (a deduction from direct mining and milling costs).

Schedule of Administrative Expenses
(b)	Administrative expenses consist of the following:

	Three months ended
	March 31	March 31
	2021	2020
	$	$
Office and overhead costs	606	409
Salaries and wages	712	401
Corporate development and legal	68	74
Public company costs	57	49
Administrative expenses	1,443	933

Schedule of Other Expenses
(c)	Other expenses consist of the following:

	Three months ended
	March 31	March 31
	2021	2020
	$	$
Unrealized loss on marketable securities (Note 3)	469	33
Unrealized loss (gain) on purchase warrants (Note 3)	74	(14)
Loss on disposal of assets (Note 6)	-	188
Unrealized foreign exchange loss (Note 18)	132	536
Realized foreign exchange gain	(63)	(66)
Interest income	(4)	(16)
Management fee income (Note 6)	(9)	-
Other	52	(56)
Other expenses, net	651	605